Stockholder's Equity	6 Months Ended	12 Months Ended
	Jul. 31, 2012	Jan. 31, 2012
Stockholder's Equity [Abstract]
Stockholder's Equity

Note 7 - Stockholder's Equity

Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company's ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation.

During the six months ended July 31, 2012, there were no new shares of common stock issued by the Company.

The Company's common stock is quoted on the OTCBB.

As of July 31, 2012, the Company had 5,112,861,525 common shares authorized and 76,744,150 shares issued and outstanding, respectively.

NOTE 5 - STOCKHOLDER'S EQUITY

Holders of common stock are entitled to one vote for each share held. There are no restrictions that limit the Company's ability to pay dividends on its common stock. The Company has not declared any dividends since incorporation.

In December 2009, the Company issued 1,200,000 common shares at $0.075 per share for total proceeds of $90,000, of which $40,000 was received in cash at that time and the remaining $50,000 was reflected as a subscription receivable. The $50,000 was collected during the nine months ended October 31, 2010.

On January 10, 2010, the Company completed a three for one forward stock split of the Company's authorized, issued and outstanding shares of common stock. As a result, the Company's authorized capital increased from 1,704,287,175 to 5,112,861,525 shares of common stock with a par value of $0.001 each, and issued and outstanding share capital increased from 32,970,198 shares of common stock to 98,910,594 shares of common stock.

On March 31, 2010, the Company signed the Asset Agreement with MCL to acquire a license agreement from MCL by agreeing to issue ten million shares of the Company's common stock valued at $640,000. In December 2010, the Company issued 1,000,000 common shares per the execution of the License Agreement. In April 2011, the Company issued one million (1,000,000) common shares in connection with the terms of the License Agreement. (See Note 3).

On November 9, 2010, Wilson Capital, a non-U.S. person, subscribed to purchase 62,500 shares of the Company's common stock in a private placement pursuant to Regulation S under the Securities Act of 1933, as amended (the "Securities Act"), which shares are subject to restrictions on their subsequent disposition. The purchase price was $25,000 or $0.40 per share. These shares were issued by the Company in April 2011.

In December 2010, 30,922,944 shares of common stock were returned to the Company. There was no consideration paid to the parties returning these shares. (See Note 4).

On December 22, 2010, the Company entered into a Share Issuance Agreement (the "Share Issuance Agreement") with Straight Path Capital, a non-U.S. person ("Straight Path"). Pursuant to the Share Issuance Agreement, the Company has the right to request Straight Path to purchase, in a private placement pursuant to Regulation S under the Securities Act, up to an amount of $2,500,000 of what the Share Issuance Agreement describes as "common shares" of the Company at a price of $0.40 per share, until December 22, 2011, unless extended by either the Company or Straight Path for an additional twelve (12) months, and subject to the terms of the Share Issuance Agreement.

Under the terms of the Share Issuance Agreement, the Company may from time to time request Straight Path to make investments in the Company of up to $40,000 (each an "Investment" and such request, an "Investment Request") to fund operating expenses, acquisitions, working capital and other general corporate activities. Straight Path has the right to agree to make such Investment or, following receipt of any Investment Request, decide not to make an Investment in its sole discretion. Furthermore, Straight Path may, in its sole discretion, refuse an Investment Request at any time or rescind its offer to make investments in the Company if it is not satisfied with the business affairs of the Company.

The Company is required to issue shares of its common stock to Straight Path at $0.40 per share in connection with such Investment Request, and Straight Path is required to enter into a subscription agreement evidencing such Investment. Said shares shall not be registered with the Securities and Exchange Commission or any state securities agency and their transfer or further disposition shall be restricted. In the event the Company has requested and received Investments from Straight Path for the entire $2,500,000 available under the Share Issuance Agreement, Straight Path has an option to subscribe for an additional 500,000 of shares of the Company's common stock at $0.40 per share.

On January 4, 2011, the Company received $40,000 in connection with an Investment by Straight Path, which was used for development and operating expenses. In February and March 2011, the Company received two additional investments of $40,000 each. In April 2011, in consideration of the $120,000 received in January, February, and March of 2011, the Company issued 300,000 shares to Straight Path, 100,000 shares of common stock for each of the investments in January 2011, February 2011 and March 2011.

On May 5, 2011, pursuant to a share issuance request by the Company, Straight Path agreed to make an investment of $2,380,000, the remaining amount available under the Share Issuance Agreement referred to above in consideration for 5,950,000 shares of restricted common stock of the Company. The Company received the $2,380,000 on May 19, 2011 and the shares were issued on June 8, 2011. Because the Company is receiving the entire $2,500,000 of funding agreed to by Straight Path available under the Share Issuance Agreement, Straight Path has an option to subscribe for an additional $500,000 worth of shares of the Company's common stock at $0.40 per share.

On May 9 and May 10, 2011, the Company issued 38,000 restricted shares ("Restricted Stock") and 76,000 restricted shares respectively, of its common stock to White Lion Capital, an entity controlled by Shane Whittle, a manager and equity holder of MCL and a former chief executive officer and director of the Company, pursuant to White Lion Capital's November 2008 subscription in consideration of $47,500 ($0.4166 per share).

On January 18, 2011, the Company entered into a one year agreement ("Consulting Agreement") with Investor Relations Group, Inc. ("IRG"), under which IRG would provide the Company with certain corporate communications services. Under the terms of the Consulting Agreement, the Company issued IRG 310,000 common shares at $0.65 per share. Pursuant to the terms of the Consulting Agreement, 300,000 shares represented the "Origination Shares" and were to be earned each full month during the term of the Consulting Agreement and, should the Consulting Agreement terminate prior to January 19, 2012, any unearned shares would be returned to the Company. In addition, IRG earns 10,000 shares of common stock per month as part of the Consulting Agreement. IRG received a total of 20,000 common shares for the nine months ended October 31, 2011.

Effective April 15, 2011, IRG and the Company entered into a revised consulting agreement (the "New Consulting Agreement"), which replaced and superseded the Consulting Agreement, with a new term through April 15, 2012 (automatically renewable thereafter unless terminated by either party for additional 12 month periods). The New Consulting Agreement offered additional services to be provided by IRG, including the answering of shareholder calls. The monthly fees due to IRG were increased to $4,500 per month plus 12,000 shares of the Company's restricted common stock (both effective as of March 15, 2011). The New Consulting Agreement also provided that the Company has the right after the first year of the agreement to pay IRG an additional cash fee of $2,000 per month in lieu of the monthly shares due to IRG, and that IRG has the right to require the Company to pay IRG such monthly shares in cash, in the event the volume weighted average trading price of the Company's common stock on the first five days of any month falls below $0.50 per share. The New Consulting Agreement did not affect the 310,000 shares of common stock issued to IRG, which are still subject to forfeiture as described above and based on the first year term of the Consulting Agreement. The New Consulting Agreement provided that it can be terminated by either party at any time with written notice to the other party, and if terminated prior to the end of the initial term, any unvested shares issued to IRG is to be returned to the Company and cancelled.

In a letter dated May 19, 2011, IRG exercised its right to terminate the New Consulting Agreement. During nine months ended April 30, 2011, the Company incurred $11,900 in Maintenance and Expense Account fees to IRG. In connection with the termination of the New Consulting Agreement IRG has agreed, but to date has not returned, 330,000 common shares issued to them by the Company in connection with the Consulting Agreement, 310,000 of which were issued January 19, 2011, and an additional 20,000 shares of which were issued in February and March of 2011.

In addition to being quoted on the OTCBB, the Company's common stock was previously traded on a public securities market in British Columbia, Canada. Because the Company did not comply with certain Canadian securities filings requirements, the Company's common stock is no longer eligible to trade on the British Columbia market and is subject to a Cease Trade Order. At this stage in the Company's development, the Company has determined to invest its resources in other aspects of its business rather than incurring the significant expense to regain compliance with the British Columbia market's requirements.

As of January 31, 2012, the Company had 5,112,861,525 common shares authorized and 76,744,150 shares issued and outstanding, respectively.